Offerings - Offering: 1	Aug. 10, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 602,410,875
Amount of Registration Fee	$ 83,192.94
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $83,192.94(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Lending Fund (File No. 005-93638) on August 10, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.